Income or expenses on insurance (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Insurance income:
Premium income		₩ 7,386,854	₩ 4,348,745	₩ 4,550,277
Reinsurance income		146,564	15,222	10,532
Separate account income		36,007	34,771	38,999
Insurance Income total		7,569,425	4,398,738	4,599,808
Insurance expenses:
Claims paid		(5,436,069)	(2,549,147)	(2,213,285)
Reinsurance premium expenses		(165,979)	(18,482)	(13,220)
Provision for policy reserves	[1]	(1,724,816)	(1,694,716)	(2,147,139)
Separate account expenses		(36,007)	(34,770)	(38,999)
Discount charge		(657)	(669)	(632)
Acquisition costs		(805,508)	(454,479)	(543,752)
Collection expenses		(19,049)	(16,046)	(15,716)
Deferred acquisition costs		495,534	283,665	336,851
Amortization of deferred acquisition costs		(373,800)	(385,793)	(423,955)
Insurance expenses total		(8,066,351)	(4,870,437)	(5,059,847)
Net loss on insurance		₩ (496,926)	₩ (471,699)	₩ (460,039)

[1]	Interest expenses on savings insurance contracts are included. (Accumulated W 960,927 million as of December 31, 2017, accumulated W964,816 million as of December 31, 2018 and accumulated W1,907,954 million as of December 31, 2019)